Fair Value Measurements - Schedule of Changes in Fair Value Associated With Level 3 SAFE Financial Instruments Held (Details) - SAFEs [Member] - Level 3 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 171,080,533	$ 10,601,545
Proceeds from issuances of SAFEs		72,106,134
Change in fair value of SAFEs	6,503,113	88,372,854
Conversion of SAFEs	(177,583,646)
Balance		$ 171,080,533